Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Accrued expenses	$ 34,686	$ 97,743
Employee benefits other than pension	23,932	10,496
Deferred revenue	67,601	69,991
Pension obligations	18,613	39,720
Tax loss carryforwards	376,427	714,175
Non U.S. operations	33,315	10,236
Unrealized gains and losses	(6,794)	8,408
Incentive consideration	(1,101)	(791)
Tax credit carryforwards	29,312	8,341
TVL Common suspended loss	24,718	24,400
Other	14,531	15,277
Total deferred tax assets	615,240	997,996
Deferred tax liabilities:
Depreciation and amortization	(7,844)	(4,901)
Software developed for internal use	(190,362)	(149,242)
Intangible assets	(89,895)	(119,585)
Write off of Intercompany Debt		(410,289)
Currency translation adjustment	(8,085)	(9,243)
Total deferred tax liabilities	(296,186)	(693,260)
Valuation allowance	(253,082)	(282,091)
Net deferred tax asset	$ 65,972	$ 22,645